UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6693

        Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 98.1%
	Alabama – 0.3%
$ 500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	$521,445

	California – 7.2%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,219,428
	Series 2002, 5.375%, 7/01/21 – FSA Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	691,280
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36 (Mandatory
	put 6/01/23)
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	Aa3	3,660,914
	6.000%, 5/01/14
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	2,442,310
	Series 2006, 5.000%, 4/01/37
420	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	375,207
	Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,401,190
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
250	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series	8/10 at 101.00	A+	260,003
	2000, 5.700%, 8/01/29 – FGIC Insured

12,720	Total California			13,050,332

	Colorado – 6.6%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,363,624
	XLCA Insured
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA	402,036
	6/15/34 – MBIA Insured
2,265	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	AA (4)	2,388,443
	5.500%, 3/01/22 (ETM)
1,735	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	AA (4)	1,867,190
	5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,395	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,636,656
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,186,510
	Hotel, Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – XLCA Insured

11,335	Total Colorado			11,844,459

	Connecticut – 0.2%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital	7/08 at 100.00	AA	251,178
	Issue, Series 1992A, 6.625%, 7/01/18 – MBIA Insured

	District of Columbia – 0.2%
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 – MBIA Insured (ETM)	9/08 at 100.00	AAA	15,044
235	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 –	No Opt. Call	AAA	249,779
	MBIA Insured

250	Total District of Columbia			264,823

	Florida – 5.6%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	945,930
	General Hospital, Series 2006, 5.250%, 10/01/41
5,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17,	10/11 at 100.00	Aa2	5,170,599
	5.000%, 10/01/18
4,000	JEA, Florida, Subordinate Lien Electric System Revenue Bonds, Series 2002D, 4.625%, 10/01/22	9/08 at 100.00	Aa3	3,985,280

10,020	Total Florida			10,101,809

	Georgia – 0.3%
545	Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990, 0.000%, 1/01/10 – MBIA	No Opt. Call	AA	508,736
	Insured (Alternative Minimum Tax)

	Illinois – 18.2%
115	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/08 at 100.00	AA	118,934
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
1,930	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	AAA	2,090,576
	5.750%, 5/15/16 (Pre-refunded 5/15/11)
525	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	521,693
	Trust 1137, 14.084%, 7/01/46 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	2,023,834
	9/01/31 – RAAI Insured
4,450	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	4,669,786
	Series 1985A, 5.500%, 8/01/20
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,773,900
	1992C, 6.250%, 4/15/22 (ETM)
2,225	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	2,319,518
	Series 2002, 6.250%, 1/01/17
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,407,975
	5.050%, 8/01/27 (Alternative Minimum Tax)
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,853,329
2,000	Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17	12/08 at 100.50	AAA	2,015,080
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aaa	474,400
	Series 2006, 0.000%, 5/01/23 – FSA Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,166,739
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,324,037
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22	12/11 at 100.00	A (4)	1,061,300
	(Pre-refunded 12/15/11) – RAAI Insured

32,430	Total Illinois			32,821,101

	Indiana – 6.4%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,080,640
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB+	3,248,245
	Series 2001, 5.375%, 9/15/22
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,823,100
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	2,147,840
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA	2,200,354
	Series 2005, 4.375%, 7/15/25 – MBIA Insured

11,295	Total Indiana			11,500,179

	Iowa – 5.7%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	2,431,713
	5.000%, 7/01/20
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	671,918
	5.600%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
3,850	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,089,008
2,850	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,061,385

10,195	Total Iowa			10,254,024

	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A3	1,425,000
700	4.875%, 7/01/36	7/16 at 100.00	A3	645,827

2,125	Total Kansas			2,070,827

	Maine – 0.7%
125	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	129,355
	7/01/19 – MBIA Insured
1,075	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	1,130,728
	7/01/19 (Pre-refunded 7/01/09) – MBIA Insured

1,200	Total Maine			1,260,083

	Massachusetts – 0.8%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	980,330
	Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
15	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	16,164
	System Inc., Series 2001C, 6.000%, 7/01/17
485	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AAA	530,115
	System Inc., Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)

1,500	Total Massachusetts			1,526,609

	Michigan – 3.4%
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	1,364,865
	7/01/34 – FGIC Insured
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,939,092
	Credit Group, Series 2002C, 5.375%, 12/01/30
235	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/08 at 100.00	BB–	235,066
	Obligated Group, Series 1993A, 6.500%, 8/15/18
1,600	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited	5/09 at 100.00	AA– (4)	1,640,032
	Tax General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18
	(Pre-refunded 5/01/09)

6,235	Total Michigan			6,179,055

	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	718,606
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Nebraska – 1.9%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 –	1/13 at 100.00	AA	3,446,520
	AMBAC Insured

	Nevada – 4.2%
4,095	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AA	2,774,772
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	6/12 at 100.00	Baa1	1,694,028
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded	6/12 at 100.00	Baa1 (4)	3,051,872
	6/01/12) – FGIC Insured

8,605	Total Nevada			7,520,672

	New Hampshire – 0.3%
480	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	489,859
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey – 1.5%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,145,820
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,522,207

2,355	Total New Jersey			2,668,027

	New Mexico – 2.7%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	936,810
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	3,938,760
	1/01/25 – FSA Insured

5,000	Total New Mexico			4,875,570

	New York – 3.0%
815	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	A1	853,753
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10
250	Dormitory Authority of the State of New York, FHA-Insured State Personal Income Tax Revenue	8/16 at 100.00	AA	181,035
	Bonds, Tender Option Bond Trust 2846, 13.041%, 2/15/35 (IF)
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,503,213
	5.375%, 9/01/21 (Pre-refunded 9/01/11)
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	9/08 at 100.00	AA	35,127
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	1,899,340
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

5,285	Total New York			5,472,468

	North Carolina – 4.2%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA	5,141,649
	1/01/18 – MBIA Insured
2,345	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	7/11 at 101.00	AAA	2,465,533
	7/01/16 – FSA Insured

7,345	Total North Carolina			7,607,182

	Oklahoma – 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	2,999,820
	5.000%, 2/15/24

	Pennsylvania – 2.4%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,867,797
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	499,395
	Series 2003, 5.250%, 7/15/24
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia	7/11 at 101.00	A+	1,000,890
	Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)

3,935	Total Pennsylvania			4,368,082

	South Carolina – 5.0%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	1,664,205
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA	1,559,070
	Series 2004A, 5.250%, 8/15/20 – MBIA Insured
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	567,304
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,994,711
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
3,010	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	3,281,352
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

8,510	Total South Carolina			9,066,642

	South Dakota – 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series	7/12 at 101.00	AA	1,013,363
	2002, 5.125%, 7/01/27 – AMBAC Insured
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	987,280
	Hospitals, Series 2004A, 5.250%, 11/01/34

2,010	Total South Dakota			2,000,643

	Tennessee – 1.2%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	2,093,740
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Texas – 10.0%
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB–	1,296,585
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,476,600
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
4,005	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	AA	622,177
	2001A, 0.000%, 11/15/38 – MBIA Insured
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 –	7/12 at 100.00	AAA	3,156,420
	FSA Insured
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,312,125
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	A	4,943,752
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,663,025
	8/01/42 (Alternative Minimum Tax)
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 – FGIC Insured	8/11 at 100.00	AA–	507,915

21,130	Total Texas			17,978,599

	Washington – 0.3%
510	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	Aa2	512,698

	Wisconsin – 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA–	2,544,325

$ 177,490	Total Municipal Bonds (cost $174,599,213)			176,518,113

Shares	Description (1)			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
220	UAL Corporation			$1,148

	Total Common Stocks (cost $0)			1,148

	Total Investments (cost $174,599,213) – 98.1%			176,519,261

	Other Assets Less Liabilities – 1.9%			3,499,841

	Net Assets – 100%			$180,019,102

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 532 and 172 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 532 shares of such UAL common stock holdings on
November 15, 2006. The Fund received an additional distribution of 48 shares on November 14, 2007. The remaining 220 shares of UAL common stock were still held by the Fund at June 30, 2008.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$1,148	$176,518,113	$—	$176,519,261

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $174,535,683.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 5,713,852
Depreciation	(3,730,274)

Net unrealized appreciation (depreciation) of investments	$ 1,983,578

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008